Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
Schedule of lease
	Classification on the Balance Sheet	Year ended December 31, 2020
Assets :
Operating lease assets	Operating lease right of use assets, net	767
Liabilities:
current
Operating lease liabilities	Operating lease liabilities, current	557
Long term
Operating lease liabilities	Operating lease liabilities, non-current	367

Remaining Lease Term
Vehicles		0.36 - 2.09 years
Facilities rent		0.32-5.75 years

Weighted Average Discount Rate
Vehicles		3.5%
Facilities rent		3.5%

Schedule of future minimum lease payments
future lease payments are:
2021	363
2022	213
2023	125
2024	112
2025	102
2026	42
957

Schedule of operating lease costs
Year ended December 31, 2020
Operating cash out flows from operating lease	157